Significant Accounting Policies - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2024
Minimum
Revenue recognition
Refund settlement period from point of sale	30 days
Other discounts, settlement period	90 days
Maximum
Revenue recognition
Refund settlement period from point of sale	45 days
Other discounts, settlement period	180 days